Accumulated Other Comprehensive Income (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax benefit in the accumulated net unrealized gain (loss) on other long-term liabilities
Balance, beginning of year	$ 1	$ 6	$ 2
Net unrealized losses (gains)	23	(5)	4
Balance, end of year	$ 24	$ 1	$ 6